Other Receivables and Prepayments, Net (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Other Receivables and Prepayments, Net (Textual)
Bad debts on other receivables and prepayments	$ 39,364	$ 31,941